Form N-1A Supplement	Feb. 28, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Change in Investment Policy and Name
iShares®
iShares Trust
Supplement dated June 29, 2026 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”)
for the iShares Government/Credit Bond ETF (GBF) (the “Fund”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around September 1, 2026:

	Current	New

Fund Name	iShares Government/Credit Bond ETF	iShares 1‑10 Year U.S. Aggregate Bond ETF

Ticker	GBF	AGGM

Underlying Index	Bloomberg U.S. Government/Credit Bond Index	Bloomberg Intermediate US Aggregate Index

Investment Objective	The iShares Government/Credit Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds.
The iShares 1‑10 Year U.S. Aggregate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade bonds with remaining effective maturities primarily between one and ten years.

Management Fee	0.20%	0.03%
•	In the Principal Investment Strategies section of the Summary Prospectus and Prospectus, the first two paragraphs will be deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Bloomberg Intermediate US Aggregate Index (the “Underlying Index”), which is a subset of the Bloomberg US Aggregate Index. The Underlying Index measures the performance of certain U.S. dollar-denominated fixed-rate bonds that are rated investment grade, as determined by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”).
Non‑securitized bonds included in the Underlying Index must have greater than one year and less than 10 years until final maturity, but this maturity constraint is not applied for securitized bonds included in the Underlying Index. The remaining effective maturity of a securitized instrument (e.g., an MBS that includes 30‑year mortgages) is measured using weighted average life (“WAL”) – i.e., the average length of time that each dollar of unpaid principal remains outstanding. The remaining effective maturity of most securitized instruments included in the Underlying Index, as measured by WAL, historically has been 1‑10 years, including due to prepayments of principal.
The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non‑U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), U.S. and non‑U.S. corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities (“CMBS”) (agency and non‑agency), and asset-backed securities (“ABS”). U.S. Treasuries, government-related bonds and corporate bonds must have at least $300 million par amount outstanding. MBS must have at least $1 billion par amount outstanding at the cohort level. ABS must have at least $500 million deal size at issuance and at least $25 million tranche size. CMBS must have at least $500 million deal size at issuance, at least $300 million amount outstanding remaining in the deal and at least $25 million tranche size.
Most transactions in fixed-rate MBS occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, known as to‑be‑announced transactions (“TBAs”). The Fund may regularly enter into TBAs. The Fund, pending settlement of TBAs, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.
Among the instruments excluded from the Underlying Index are tax‑exempt municipal securities, inflation-linked bonds, floating-rate securities, structured notes, private placements (except for Rule 144A bonds with registration rights), Eurodollar issues and contingent capital securities.
The Underlying Index is market capitalization-weighted, and its components are updated on the last business day of each month.
As of May 29, 2026, a significant portion of the Underlying Index was represented by MBS and U.S. Treasury securities. The components of the Underlying Index are likely to change over time.
•	The following principal risk factors will be added to the Fund’s Summary Prospectus and Prospectus:
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
U.S. Agency Mortgage-Backed Securities Risk. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS may be issued or guaranteed by the U.S. government or one of its agencies or sponsored entities. Some MBS may not be backed by the full faith and credit of the U.S. government and thus represent greater credit risk. MBS react differently than other bonds to changes in interest rates due to prepayment and extension risks. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS prices may reflect adverse economic and market conditions. MBS are subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn. The default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 1-10 Year U.S. Aggregate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Change in Investment Policy and Name
iShares®
iShares Trust
Supplement dated June 29, 2026 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”)
for the iShares Government/Credit Bond ETF (GBF) (the “Fund”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around September 1, 2026:

	Current	New

Fund Name	iShares Government/Credit Bond ETF	iShares 1‑10 Year U.S. Aggregate Bond ETF

Ticker	GBF	AGGM

Underlying Index	Bloomberg U.S. Government/Credit Bond Index	Bloomberg Intermediate US Aggregate Index

Investment Objective	The iShares Government/Credit Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds.
The iShares 1‑10 Year U.S. Aggregate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade bonds with remaining effective maturities primarily between one and ten years.

Management Fee	0.20%	0.03%
•	In the Principal Investment Strategies section of the Summary Prospectus and Prospectus, the first two paragraphs will be deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Bloomberg Intermediate US Aggregate Index (the “Underlying Index”), which is a subset of the Bloomberg US Aggregate Index. The Underlying Index measures the performance of certain U.S. dollar-denominated fixed-rate bonds that are rated investment grade, as determined by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”).
Non‑securitized bonds included in the Underlying Index must have greater than one year and less than 10 years until final maturity, but this maturity constraint is not applied for securitized bonds included in the Underlying Index. The remaining effective maturity of a securitized instrument (e.g., an MBS that includes 30‑year mortgages) is measured using weighted average life (“WAL”) – i.e., the average length of time that each dollar of unpaid principal remains outstanding. The remaining effective maturity of most securitized instruments included in the Underlying Index, as measured by WAL, historically has been 1‑10 years, including due to prepayments of principal.
The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non‑U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), U.S. and non‑U.S. corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities (“CMBS”) (agency and non‑agency), and asset-backed securities (“ABS”). U.S. Treasuries, government-related bonds and corporate bonds must have at least $300 million par amount outstanding. MBS must have at least $1 billion par amount outstanding at the cohort level. ABS must have at least $500 million deal size at issuance and at least $25 million tranche size. CMBS must have at least $500 million deal size at issuance, at least $300 million amount outstanding remaining in the deal and at least $25 million tranche size.
Most transactions in fixed-rate MBS occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, known as to‑be‑announced transactions (“TBAs”). The Fund may regularly enter into TBAs. The Fund, pending settlement of TBAs, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.
Among the instruments excluded from the Underlying Index are tax‑exempt municipal securities, inflation-linked bonds, floating-rate securities, structured notes, private placements (except for Rule 144A bonds with registration rights), Eurodollar issues and contingent capital securities.
The Underlying Index is market capitalization-weighted, and its components are updated on the last business day of each month.
As of May 29, 2026, a significant portion of the Underlying Index was represented by MBS and U.S. Treasury securities. The components of the Underlying Index are likely to change over time.
•	The following principal risk factors will be added to the Fund’s Summary Prospectus and Prospectus:
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
U.S. Agency Mortgage-Backed Securities Risk. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS may be issued or guaranteed by the U.S. government or one of its agencies or sponsored entities. Some MBS may not be backed by the full faith and credit of the U.S. government and thus represent greater credit risk. MBS react differently than other bonds to changes in interest rates due to prepayment and extension risks. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS prices may reflect adverse economic and market conditions. MBS are subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn. The default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.